Income Taxes (Details) - Schedule of components of income tax provision - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of income tax provision [Abstract]
Current income tax provision	$ 769,748	$ 724,899
Deferred income tax benefit	(257,489)	(38,797)
Total	$ 512,259	$ 686,102